Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net book value	$ 267,626,155
Vessel depreciation	(26,367,517)	$ (22,835,469)	$ (18,522,217)
- Depreciation for the year	(26,367,517)	(22,835,469)	(18,522,217)
Net book value	443,386,898	267,626,155
Vessels [Member]
Costs	326,454,863	257,173,053
Accumulated depreciation	(58,828,708)	(40,602,627)
Net book value	267,626,155	216,570,426
Vessel depreciation	(26,367,517)	(22,835,469)
- Depreciation for the year	(26,367,517)	(22,835,469)
- Vessel impairment		(18,442,104)
- Vessel impairment		4,609,388
- Vessel impairment		(13,832,716)
- Newbuilding vessels delivered during the year	202,844,914	84,902,861
- Vessel acquisitions and improvements	3,302,682	2,821,053
Net book value	443,386,898	267,626,155	216,570,426
- Sale of vessel	(4,950,746)
- Sale of vessel	931,410
- Sale of vessel	(4,019,336)
Costs	527,651,713	326,454,863	257,173,053
Accumulated depreciation	$ (84,264,815)	$ (58,828,708)	$ (40,602,627)